4. EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equipment Cost	$ 249,588	$ 313,961
Additions during the year	178	44,081
Disposal during the year		(128,020)
Exchange adjustment	9,302	19,566
Equipment Cost	224,487	249,588
Disposal during the year	(34,581)
Equipment, Accumulated Depreciation	193,471	265,824
Equipment, depreciation during period	23,796	24,109
Depreciation for the year related to disposals		(113,691)
Equipment, depreciation, exchange adjustment	7,694	17,229
Equipment, Accumulated Depreciation	190,380	193,471
Equipment, depreciation during period, related to disposals	(34,581)
Equipment, net book value	34,107	56,117	$ 48,137
Furniture and other equipment
Equipment Cost	119,629	120,250
Additions during the year	178	3,591
Disposal during the year		(11,706)
Exchange adjustment	4,459	7,494
Equipment Cost	124,266	119,629
Disposal during the year	0
Equipment, Accumulated Depreciation	97,927	90,040
Equipment, depreciation during period	12,305	13,608
Depreciation for the year related to disposals		(11,706)
Equipment, depreciation, exchange adjustment	3,900	5,985
Equipment, Accumulated Depreciation	114,132	97,927
Equipment, depreciation during period, related to disposals	0
Equipment, net book value	10,134	21,702	30,210
Motor vehicles
Equipment Cost	107,494	172,564
Additions during the year	0	40,490
Disposal during the year		(116,314)
Exchange adjustment	4,006	10,754
Equipment Cost	76,919	107,494
Disposal during the year	(34,581)
Equipment, Accumulated Depreciation	75,440	157,971
Equipment, depreciation during period	10,291	9,352
Depreciation for the year related to disposals		(101,985)
Equipment, depreciation, exchange adjustment	3,021	10,102
Equipment, Accumulated Depreciation	54,171	75,440
Equipment, depreciation during period, related to disposals	(34,581)
Equipment, net book value	22,748	32,054	14,593
Other property, plant and equipment
Equipment Cost	22,465	21,147
Additions during the year	0	0
Disposal during the year		0
Exchange adjustment	837	1,318
Equipment Cost	23,302	22,465
Disposal during the year	0
Equipment, Accumulated Depreciation	20,104	17,813
Equipment, depreciation during period	1,200	1,149
Depreciation for the year related to disposals		0
Equipment, depreciation, exchange adjustment	773	1,142
Equipment, Accumulated Depreciation	22,077	20,104
Equipment, depreciation during period, related to disposals	0
Equipment, net book value	$ 1,225	$ 2,361	$ 3,334